Leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lessee, Lease, Description [Line Items]
Lessee, operating and financing leases, renewal term (in years)	29 years
Lessee, operating and financing leases, termination term (in years)	1 year
Operating lease, weighted average discount rate, percent	4.70%
Finance lease, weighted average discount rate, percent	3.50%
Operating lease, weighted average remaining lease term	7 years 10 months 24 days
Finance lease, weighted average remaining lease term	3 years 2 months 12 days
Rent expense		$ 51.6	$ 50.2
Minimum
Lessee, Lease, Description [Line Items]
Lessee, operating and financing leases, remaining term of contract (in years)	1 year
Maximum
Lessee, Lease, Description [Line Items]
Lessee, operating and financing leases, remaining term of contract (in years)	13 years